LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
LOSS PER SHARE
NOTE 15  -  LOSS PER SHARE

Basic loss per share is computed based on the weighted average number of shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of shares outstanding during each year, plus the dilutive potential of the ordinary shares considered outstanding during the year, in accordance with ASC 260-10 "Earnings per share".

All outstanding options and warrants have been excluded from the calculation of the diluted loss per share for each period presented, since all such securities have an anti-dilutive effect.

The following table sets forth the computation of the Company`s basic and diluted net loss per ordinary share:

	For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Net loss	9,771	8,826	12,290
Preferred shares dividend	-	-	295
Net loss attributable to ordinary shares	9,771	8,826	12,585
Shares used in computing net loss per ordinary share, basic and diluted (in thousands)	1,455	1,208	993
Net loss per ordinary share, basic and diluted	6.72	7.31	12.67

Instruments that may potentially dilute the basic loss per share in the future, but were not included in the calculation of diluted loss per share, since their effect is anti-dilutive.

	For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 15
	(number)
Warrants and share options	914	849	795
Preferred shares	-	-	55
	2,369	2,057	1,843